Accrued Expenses and Other Current Liabilities	12 Months Ended
Mar. 31, 2025
Accrued Expenses and Other Current Liabilities [Abstract]
Accrued Expenses and Other Current Liabilities

10. Accrued Expenses and Other Current Liabilities

Components of accrued expenses and other current liabilities are as follows as of March 31:

	2025	2024
Accruals for operating expenses	$1,704,763	$1,384,800
Provision for reinstatement cost	39,089	-
Provision for long service payment (Note 15)	26,467	44,423
Total	$1,770,319	$1,429,223